Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31
	20 20	2019
Prime coil inventory	$17,190,435	$26,240,439
Non-standard coil inventory	1,550,734	2,078,008
Tubular raw material	4,888,542	4,418,750
Tubular finished goods	12,038,532	16,324,889
	$35,668,243	$49,062,086

Property, Plant and Equipment [Table Text Block]
Buildings (in years)		20
Machinery and equipment (in years)	10	to	15
Yard improvements (in years)	5	to	15
Loaders and other rolling stock (in years)	5	to	10